Investment Strategy - PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	Dec. 02, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to provide investors with two different sources of exposure: (1) a portfolio of U.S.-listed equities, which is primarily designed to gain exposure to the 500 largest U.S.-listed companies, weighted by market capitalization (the “Equity Portfolio”), and (2) a portfolio of Fixed Income Instruments of varying maturities, which is primarily expected to consist of exposure to one or more PIMCO actively-managed fixed-income ETFs (the “Fixed Income Portfolio”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of the Equity Portfolio and Fixed Income Portfolio, which may be represented by underlying funds, options, futures contracts, or swap agreements. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures. The Fund’s benchmark index is the S&P 500 Index. Equity Portfolio With respect to the Equity Portfolio, the Fund will, under normal circumstances, invest directly in U.S.-listed equity securities and/or indirectly in instruments (such as investments in one or more other funds, which may include third-party managed exchange-traded funds (“ETFs”), and/or derivative instruments) with the intent of, in the aggregate, providing gross returns approximately resembling those of the 500 largest U.S.-listed companies, weighted by market capitalization. The Fund expects to primarily obtain such exposure through indirect investments, such as through investments in one or more third-party managed funds. Fixed Income Portfolio With respect to the Fixed Income Portfolio, the Fund will, under normal circumstances, invest indirectly through investments in, or derivatives on, one or more actively-managed fixed-income funds of PIMCO ETF Trust (“PIMCO Active Fixed-Income ETFs”). When determining the target PIMCO Active Fixed-Income ETF allocation, PIMCO intends to use risk-based analysis and consider related funding costs, which may be an implicit cost within derivatives instruments. The risk-based framework is developed and maintained by PIMCO, and is subject to change over time without notice in PIMCO’s discretion. The notional fixed income exposure of the Fund is expected to be at or above the Fund’s net assets. To the extent the Fund seeks exposure to PIMCO Active Fixed-Income ETFs, PIMCO expects to select such ETFs without considering or canvassing the universe of available unaffiliated funds. Under non-normal circumstances, the Fixed Income Portfolio may be invested directly in Fixed Income Instruments. The Fund expects to primarily obtain such exposure through derivatives (such as entering into total return swaps, purchasing call options, and/or selling put options) on PIMCO Active Fixed-Income ETFs. Although the Fund may gain exposure to multiple PIMCO Active Fixed-Income ETFs, the Fund generally expects to primarily gain exposure to the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund. You may view the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund's prospectus, Statement of Additional Information, Form N-CSR and annual and semi-annual reports at www.pimcoetfs.com. The Fund may also invest without limit in securities issued by the U.S. Government, its agencies or government-sponsored entities, derivatives and repurchase agreements related thereto (such as U.S. Treasury futures and interest rate swaps), and/or interest rate futures. The allocation to such instruments will also be evaluated within the risk-based framework alongside the exposure to PIMCO Active Fixed-Income ETFs. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Subject to the risk-based framework described above, the Fund’s Fixed Income Portfolio may be of any duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund’s Fixed Income Portfolio may be exposed to high yield securities (“junk bonds”) of any rating or unrated securities. The Fund’s Fixed Income Portfolio may invest in securities denominated in foreign currencies, securities of foreign issuers, and securities and instruments economically tied to emerging market countries. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The total return sought by the Fund may include both capital appreciation arising from increases in the market value of the Fund’s holdings and income earned on the Fund’s investments, if any. Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time, including for the same or similar investments, are not expected to be the same as those made by other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund.